SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATE TO THE COMPANY’S EFFECTIVE TAX RATE (Details) - Goodvision Inc [Member]	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
ScheduleOfReconciliationOfTheStatutoryFederalIncomeTaxRateToTheCompanysEffectiveTaxRateLineItem [Line Items]
Federal income tax at statutory rate	21.00%	21.00%
State income tax, net of federal impact	1.30%	1.90%
Permanent differences	0.00%	0.00%
Return to provision adjustments	0.00%	0.00%
Change in valuation allowance	0.00%	0.00%
Effective income tax rate	22.30%	22.90%